Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Reportable Segments		2
Minimum Loan Balance for Loans Evaluated by Risk Categories		$ 500,000
Period of Actual Loss History Experienced	5 years
Percentage of Loan Portfolio		100.00%	100.00%
Due from Banks		20,796
Repossessed Assets		1,525,000	1,354,000
Servicing Asset		484,000	534,000
Weighted Average Number of Shares Outstanding, Basic		4,099,194	4,064,083	4,030,322
Weighted Average Number of Shares Outstanding, Diluted		0	0	0
Restricted Cash and Cash Equivalents		22,122,000	19,268,000
Unsecured [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Loan Portfolio		5.66%	5.13%
Equipment, Furniture and Fixtures [Member] | Minimum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Equipment, Furniture and Fixtures [Member] | Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		8 years
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		39 years
Impaired Loans [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Minimum Loan Balance for Loans Evaluated by Risk Categories		$ 200,000
Consumer Other Financing Receivable [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Period of Actual Loss History Experienced		3 years
Commercial Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Period of Actual Loss History Experienced		5 years	3 years